Financial Risk Management - Interest Rate Risk and Credit Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit risk
Loans with variable interest conditions, percentage	5.00%
One customer
Credit risk
Receivables percentage	33.00%	9.00%
Trade accounts receivables
Credit risk
Maximum exposure to credit risk	€ 135,963	€ 116,111
Trade accounts receivables | United States
Credit risk
Maximum exposure to credit risk	43,335	59,084
Trade accounts receivables | Europe
Credit risk
Maximum exposure to credit risk	62,115	40,499
Trade accounts receivables | Rest of the world
Credit risk
Maximum exposure to credit risk	30,514	16,528
Contract assets
Credit risk
Maximum exposure to credit risk	28,295	46,034
Short-term investments
Credit risk
Maximum exposure to credit risk	€ 57,873	€ 90,413